Cover	Nov. 06, 2025	Feb. 06, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name		BILL Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39149
Entity Tax Identification Number		83-2661725
Entity Address, Address Line One		6220 America Center Drive, Suite 100
Entity Address, State or Province		CA
Entity Address, City or Town		San Jose
Entity Address, Postal Zip Code		95002
City Area Code		650
Local Phone Number		621-7700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.00001 par value
Trading Symbol		BILL
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001786352
Amendment Flag		false